General (Details Narrative) - USD ($)	Feb. 26, 2021	Feb. 26, 2020	Jan. 28, 2020
Aggregate sales prices			$ 1,075,000
Clearday Inc [Member] | New Merger Agreement [Member]
Payment for merger related costs		$ 120,000
Clearday Inc [Member] | New Merger Agreement [Member] | Paycheck Protection Program Loan [Member]
Proceeds from loan	$ 468,000
Employee [Member]
Employee workforce reduction percentage			70.00%